INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Intangible assets
Intangible assets	$ 35,298,224	$ 39,616,426
Soybean HB4
Intangible assets
Intangible assets	6,584,944	6,120,336
Ecoseed integrated products
Intangible assets
Intangible assets	2,379,559	2,627,946
Microbiology product
Intangible assets
Intangible assets	1,572,112	2,208,117
Trademarks and patents
Intangible assets
Intangible assets	6,892,144	8,063,648
Software
Intangible assets
Intangible assets	789,788	994,723
Customer loyalty
Intangible assets
Intangible assets	$ 17,079,677	$ 19,601,656